Segments (Asset Reconciliation) (Details 5) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Segment Reporting, Asset Reconciling Item
Assets	$ 110,495	$ 117,271	[1],[2]	$ 125,641
Deferred tax assets	10,189	11,318
Plant, other property and equipment	10,727	10,771
Pension assets	1,734	2,160
Total reportable segments
Segment Reporting, Asset Reconciling Item
Assets	91,999	93,933		98,499
Elimination of internal transactions
Segment Reporting, Asset Reconciling Item
Assets	(4,709)	(5,193)		(4,740)
Unallocated amounts
Segment Reporting, Asset Reconciling Item
Cash and marketable securities	6,634	7,182		9,697
Notes and accounts receivable	2,333	4,253		2,907
Deferred tax assets	4,693	6,465		4,030
Plant, other property and equipment	2,650	2,169		4,827
Pension assets	1,734	2,160		5,551
Other	$ 5,161	$ 6,303		$ 4,869

[1]	Reclassified to reflect adoption of the FASB guidance on debt issuance costs in consolidated financial statements. Refer to note B, "Accounting Changes," for additional information.
[2]	Reclassified to reflect adoption of the FASB guidance on deferred taxes in consolidated financial statements. Refer to note B, "Accounting Changes," for additional information.